Reconciliation of Liabilities Measured Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Fair Value Disclosures [Abstract]
Conversion option of convertible bonds, beginning balance		14,013
Conversion option of convertible bonds, repurchase		(1,876)
Changes in fair value of conversion feature of convertible bonds	(1,956)	(12,137)	6,105	5,692
Conversion option of convertible bonds, ending balance		0	14,013